Other costs and other income - Other costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Care and maintenance	R (794)	R (737)		R (814)
Loss due to dilution of interest in joint operation	0	(4)		(30)
Non-recurring COVID-19 costs	0	(3)		(97)
Corporate and social investment costs	(237)	(288)		(258)
Cost incurred on employee and community trusts	(429)	(744)		(508)
Exploration costs	(12)	(12)		(33)
Non-mining royalties	(235)	(327)		(193)
Strike related costs	(258)	0		(1)
Service entity costs	(569)	(534)		(501)
Loss on deconsolidation of subsidiary	(309)	0		0
Other	(836)	(369)		(292)
Total other costs	(3,679)	(3,018)		(2,727)
Share-based payment obligation on acquisition/deconsolidation of subsidiary	5,275	2,887		1,628		R 1,425
Cash and cash equivalents	26,076	30,292	[1]	20,240	[1]	R 5,619
Bapo Ba Mogale Community Trust
Disclosure of attribution of expenses by nature to their function [line items]
Loss on deconsolidation of subsidiary	(309)
Share-based payment obligation on acquisition/deconsolidation of subsidiary	251	R 0		R 0
Cash and cash equivalents	R 58

[1]	* Restated — see note 1.5